OTHER INCOME (Details) - EUR (€) € in Thousands		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2023
OTHER INCOME
Income from SES transaction			€ 3,703
Other miscellaneous income		€ 5,923	5,315	€ 3,815
Foreign currency gains		6,294		2,969
Bonus payments				9,200
Total other income		12,217	9,018	15,985
Government grant income		381	550
Income from derecognition		4,988
Exit bonus receivable				€ 4,500
Annual percentage to be paid				1.50%
Cash payments		2,296	264	€ 81,871
Gain on derecognition of liabilities.			2,194
R&D allowance			€ 319
Silicon receivables
OTHER INCOME
Reversal of impairment				21,375
Non-cash settlement of receivables				17,664
Shareholder receivable
OTHER INCOME
Reversal of impairment				1,418
Cash payments	€ 70,000
Receivable Silicon exit bonus
OTHER INCOME
Total other income				4,700
Silicon
OTHER INCOME
Exit bonus income				4,700
Exit bonus receivable		€ 4,700
Montratec GmbH
OTHER INCOME
Bonus payments				4,500
Exit bonus receivable					€ 3,954
Montratec Sarl
OTHER INCOME
Exit bonus income				4,500
Securities purchase agreement guarantee				4,500
Schmid Grundstcke GmbH & Co. KG
OTHER INCOME
Exit bonus receivable					€ 546
Sale and Leaseback Agreement
OTHER INCOME
Government grant income				356
Sale leaseback cancellation gain				1,875
Income from asset disposals				€ 508